Financial Instruments - Schedule Of Movements In Allowance For Impairment Relating to Trade Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	$ (7,058)
At December 31	(7,381)	$ (7,058)
Trade receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	22	20
Impairment loss recognized	31	26
Amounts written off	(30)	(24)
Exchange translation differences		0
At December 31	$ 23	$ 22